UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Gerald W. Perritt
300 South Wacker Drive
Suite 2880
Chicago, Illinois  60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 669-1650

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2009 to June 30, 2010

Proxy Voting Record for the Reporting Period from July 1, 2009 to June 30, 2010

Perritt MicroCap Opportunities Fund, Inc. (the “Fund”) is an open-end, management investment company registered under the Investment Company Act of 1940.  The table below discloses the following information for each matter relating to a portfolio security of the Fund considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

For each matter identified in the table below (unless otherwise noted):  (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
A.M. Castle & Co.	CAS	148411101	04/22/2010	Election of Directors Ratification of Auditors
Aceto Corporation	ACET	004446100	12/10/2009	Election of Directors Ratification of Auditors
Actel Corporation	ACTL	004934105	05/24/2010	Election of Directors Ratification of Auditors
AEP Industries Inc.	AEPI	001031103	04/12/2010	Election of Directors Ratification of Auditors
Albany Molecular Research, Inc.	AMRI	012423109	06/02/2010	Election of Directors Ratification of Auditors
Allied Healthcare Products, Inc.	AHPI	019222108	11/13/2009	Election of Directors Approval of Equity Compensation Plan

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Allis-Chalmers Energy Inc.	ALY	019645506	11/06/2009	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Increase in Authorized Shares) Approval of Equity Compensation Plan
Allis-Chalmers Energy Inc.	ALY	019645506	06/17/2010	Election of Directors Ratification of Auditors
America Service Group Inc.	ASGR	02364L109	06/08/2010	Election of Directors Ratification of Auditors
American Software, Inc.	AMSWA	029683109	08/17/2009	Election of Directors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available) Approval of Conversion of Options
Anadigics, Inc.	ANAD	032515108	05/13/2010
Election of Directors

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)

Approval of Amendment to Employee Stock Purchase Plan (Related to Increasing Shares Available)

Astro-Med, Inc.	ALOT	04638F108	05/18/2010	Election of Directors
ATC Technology Corporation	ATAC	00211W104	06/10/2010	Election of Directors Ratification of Auditors
Barrett Business Services, Inc.	BBSI	068463108	05/12/210	Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
BioScrip, Inc.	BIOS	09069N108	03/25/2010	Approval of Issuance of Shares in Connection with Agreement and Plan of Merger Approval of Adjournment of Meeting
BioScrip, Inc.	BIOS	09069N108	06/10/201	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Boston Private Financial Holdings, Inc.	BPFH	101119105	04/29/2010	Election of Directors Approval of Amendment to Employee Stock Purchase Plan (Related to Increasing Shares Available) Approval of Non-Binding, Advisory Resolution Regarding Executive Compensation
Brigham Exploration Company	BEXP	109178103	10/07/2009	Approval of Amendment to Charter Documents (Related to Increase in Authorized Shares) Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Cal-Maine Foods, Inc.	CALM	128030202	09/30/2009	Election of Directors Ratification of Auditors Approval of Shareholder Proposal (Voted Against)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
CE Franklin Ltd.	CFK	125151100	04/27/2010	Election of Directors Ratification of Auditors
Century Casinos, Inc.	CNTY	156492100	05/06/2010	Election of Directors Ratification of Auditors
COGO Group, Inc.	COGO	192448108	12/22/2009	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Comfort Systems USA, Inc.	FIX	199908104	05/18/2010	Election of Directors Ratification of Auditors
Courier Corporation	CRRC	222660102	01/20/2010	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan Approval of Amendment to Employee Stock Purchase Plan (Related to Increasing Shares Available)
CRM Holdings, Ltd.	CRMH	G2554P103	05/05/2010
Election of Directors

Ratification of Auditors

Direction to Elect Director Designees for Subsidiary

Approval of Changing Name of Company

Approval of Amended and Restated By-Laws

Approval of Reverse Share Split of Common and Class B Shares

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Cryptologic Limited	CRYP	G3159C109	05/17/2010	Election of Directors Ratification of Auditors
Cutera, Inc.	CUTR	232109108	05/19/2010	Election of Directors Ratification of Auditors
CyberOptics Corporation	CYBE	232517102	05/21/2010	Election of Directors Ratification of Auditors
DIGI International, Inc.	DGII	253798102	01/25/2010
Election of Directors

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available and Extending Expiration Date)

Approval of Amendment to Employee Stock Purchase Plan (Related to Increasing Shares Available)

Dolan Media Company	DM	25659P402	05/26/2010
Election of Directors

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available and Approval of Performance Goals)

Approval of Rights Agreement

Approval of Amendment to Charter Documents (Related to Changing Name)

Exponent, Inc.	EXPO	30214U102	06/03/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available and Clarifying Language)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Five Star Quality Care, Inc.	FVE	33832D106	05/10/2010	Election of Directors Ratification of Auditors
Flanders Corporation	FLDR	338494107	09/24/2009	Election of Directors
Flexsteel Industries, Inc.	FLXS	339382103	12/07/2009	Election of Directors Approval of Equity Compensation Plan
Force Protection, Inc.	FRPT	345203202	05/07/2010	Election of Directors Ratification of Auditors
Fronteer Development Group Inc.	FRG	35903Q106	05/05/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan Approval of Change of Name
FSI International, Inc.	FSII	302633102	01/20/2010
Election of Directors

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)

Approval of Amendment to Employee Stock Purchase Plan (Related to Increasing Shares Available)

Furmanite Corporation	FRM	361086101	05/28/2010	Election of Directors Ratification of Auditors
Gilat Satellite Networks, Ltd.	GILT	M51474118	12/30/2009	Election of Directors Ratification of Auditors Approval of Extension of Employment Agreement

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Globecomm Systems Inc.	GCOM	37956X103	11/19/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
GP Strategies Corporation	GPX	36225V104	11/12/2009	Election of Directors Ratification of Auditors
Gulfport Energy Corporation	GPOR	402635304	06/18/2010	Election of Directors Ratification of Auditors
Harmonic Inc.	HLIT	413160102	05/20/2010	Election of Directors Ratification of Auditors Approval of Amendment to Two Equity Compensation Plans (Related to Increasing Shares Available)
Health Grades, Inc.	HGRG	42218Q102	06/09/2010	Election of Directors Ratification of Auditors
Healthtronics, Inc.	HTRN	42222L107	05/06/2010	Election of Directors Ratification of Auditors
Hill International, Inc.	HIL	431466101	06/04/2010	Election of Directors Approval of Bonus Plan Approval of Amendments to Equity Compensation Plan (Related to Increasing Shares Available and Technical Amendments)
Hooper Holmes Inc.	HH	439104100	05/24/2010	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Hornbeck Offshore Services, Inc.	HOS	440543106	06/24/2010	Election of Directors Ratification of Auditors Approval of Amendments to Equity Compensation Plan (Including Increasing Shares Available)
IMAX Corporation	IMAX	45245E109	06/07/2010	Election of Directors Ratification of Auditors
Innodata Isogen, Inc.	INOD	457642205	06/09/2010	Election of Directors Ratification of Auditors
Integramed America, Inc.	INMD	45810N302	05/25/2010	Election of Directors Approval of Amendment to Charter Documents (Related to Increase in Authorized Shares)
iPass Inc.	IPAS	46261V108	08/18/2009	Approval of Amendments to Multiple Equity Compensation Plans Approval of Amendment to Charter Documents (Related to Reverse Stock Split)
iPass Inc.	IPAS	46261V108	06/08/2010	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Reverse Stock Split)
John B. Sanfilippo & Son, Inc.	JBSS	800422107	10/28/2009	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Kimball International, Inc.	KBALB	494274103	10/20/2009	Election of Directors
KMG Chemicals, Inc.	KMGB	482564101	12/02/2009	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
L.B. Foster Company	FSTR	350060109	05/21/2010	Election of Directors Ratification of Auditors
Matrix Service Company	MTRX	576853105	10/23/2009	Election of Directors Ratification of Auditors Approval of Amendments to Equity Compensation Plan (Related to Increasing Shares Available)
Measurement Specialties, Inc.	MEAS	583421102	9/22/2009	Election of Directors Ratification of Auditors
Methode Electronics, Inc.	MEI	591520200	09/17/2009	Election of Directors Ratification of Auditors
Michael Baker Corporation	BKR	057149106	05/26/2010	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan Approval of Employee Stock Purchase Plan
Midas, Inc.	MDS	595626102	05/11/2010	Election of Directors Ratification of Auditors Approval of Amendments to Equity Compensation Plans (Related to Stock Option Exchange Offer)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Monmouth Real Estate Investment Corp	MNRTA	609720107	05/06/2010	Election of Directors Ratification of Auditors Approval of Amendments to Equity Compensation Plan
Nam Tai Electronics, Inc.	NTE	629865205	06/03/2010	Election of Directors Ratification of Auditors
Newpark Resources, Inc.	NR	651718504	11/03/2009	Approval of Amendment to Charter Documents (Related to Increase in Authorized Shares) Approval of Adjournment of Meeting
Newpark Resources, Inc.	NR	651718504	06/10/2010	Election of Directors Ratification of Auditors
Nicholas Financial, Inc.	NICK	65373J209	08/07/2009	Election of Directors Ratification of Auditors
North American Galvanizing & Coatings, Inc.	NGA	65686Y109	07/29/2009	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Increasing Authorized Shares) Approval of Equity Compensation Plan
Northern Technologies International Corp.	NTIC	665809109	12/01/2009	Election of Directors Ratification of Auditors
Omega Protein Corporation	OME	68210P107	06/15/2010	Election of Directors Ratification of Auditors
Ominova Solutions, Inc.	OMN	682129101	03/17/2010	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Oplink Communications, Inc.	OPLK	68375Q403	11/04/2009	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan Approval of Amendments to Employee Stock Purchase Plan (Related to Extending Term of Plan)
Orchids Paper Products Company	TIS	68572N104	05/19/2010	Election of Directors Ratification of Auditors
PC Mall, Inc.	MALL	69323K100	08/21/2009	Election of Directors Ratification of Auditors
PCTEL, Inc.	PCTL	69325Q105	06/15/2010	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Penford Corporation	PENX	707051108	01/26/2010	Election of Directors Ratification of Auditors
Perma-Fix Environmental Services, Inc.	PESI	714157104	07/29/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan
Psychemedics Corporation	PMD	744375205	05/20/2010	Election of Directors Ratification of Auditors
Questcor Pharmaceuticals, Inc.	QCOR	74835Y101	05/28/2010	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Radvision Ltd.	RVSN	M81869105	11/30/2009
Election of Directors

Ratification of Auditors

Approval of Amendment to Charter Documents (Related to Provisions on Directors)

Approval of Two Equity Compensation Plans

Approval of Remuneration to Directors

RCM Technologies, Inc.	RCMT	749360400	06/17/2010	Election of Directors Ratification of Auditors
Rentrak Corporation	RENT	760174102	08/20/2009	Election of Directors Approval of Amended and Restated Equity Compensation Plan
Republic Airways Holdings Inc.	RJET	760276105	06/08/2010	Election of Directors Ratification of Auditors Approval of Amended and Restated Equity Compensation Plan
Rimage Corporation	RIMG	766721104	05/12/2010	Election of Directors Ratification of Auditors
Rudolph Technologies, Inc.	RTEC	781270103	05/19/2010	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Rush Enterprises, Inc.	RUSHB	781846308	05/18/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Sanders Morris Harris Group, Inc.	SMHG	80000Q104	05/27/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan
Smith Micro Software, Inc.	SMSI	832154108	08/24/2009	Election of Directors Ratification of Auditors
Smith Micro Software, Inc.	SMSI	832154108	06/24/2010	Election of Directors Ratification of Auditors Approval of Employee Stock Purchase Plan
SORL Auto Parts, Inc.	SORL	78461U101	05/27/2010	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents
Sport Supply Group, Inc.	RBI	84916A104	11/19/2009	Election of Directors Ratification of Auditors Approval of Amendments to Equity Compensation Plan (Related to Increasing Shares Available)
Star Bulk Carriers Corp.	SBLK	Y8162K105	11/23/2009	Election of Directors Ratification of Auditors Approval of Amendments to Charter Documents (Related to Increase in Authorized Shares and Tie Breaking Vote for Chairman)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
StealthGas Inc.	GASS	Y81669106	08/03/2009	Election of Directors Ratification of Auditors
Steinway Musical Instruments, Inc.	LVB	858495104	05/26/2010	Election of Directors
Sterling Construction Company, Inc.	STRL	859241101	05/06/2010	Election of Directors Ratification of Auditors
Stewart Enterprises, Inc.	STEI	860370105	04/08/2010	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Tandy Brands Accessories, Inc.	TBAC	875378101	10/27/2009	Election of Directors Ratification of Auditors
Tejon Ranch Co.	TRC	879080109	05/11/2010	Election of Directors Ratification of Auditors
TGC Industries, Inc.	TGE	872417308	06/11/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan
The Ensign Group, Inc.	ENSG	29358P101	05/19/2010	Election of Directors Ratification of Auditors
The Management Network Group, Inc.	TMNG	561693102	01/21/2010	Approval of Amendment to Charter Documents (Related to Reverse Stock Split)
The Management Network Group, Inc.	TMNG	561693102	05/27/2010	Election of Directors Ratification of Auditors Approval of Amended and Restated Equity Compensation Plan

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
The Middleby Corporation	MIDD	596278101	05/04/2010	Election of Directors Ratification of Auditors
Tier Technologies, Inc.	TIER	88650Q100	04/08/2010	Election of Directors Ratification of Auditors Approval of Change of Name
TradeStation Group, Inc.	TRAD	89267P105	06/01/2010	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Transcend Services, Inc.	TRCR	893929208	05/27/2010	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Increasing Authorized Shares)
Transglobe Energy Corporation	TGA	893662106	05/07/2010	Election of Directors Ratification of Auditors Approval of Size of Board Approval of Unallocated Options
U.S. Energy Corp.	USEG	911805109	06/25/2010	Election of Directors Ratification of Auditors
Union Drilling, Inc.	UDRL	90653P105	06/10/2010	Election of Directors Ratification of Auditors
Universal Electronics, Inc.	UEIC	913483103	06/15/2010	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
USA Truck, Inc.	USAK	902925106	05/05/2010	Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Vaalco Energy, Inc.	EGY	91851C201	06/02/2010	Election of Directors Ratification of Auditors
Vasco Data Security International, Inc.	VDSI	92230Y104	06/16/2010	Election of Directors Ratification of Auditors
Versar, Inc.	VSR	925297103	11/18/2009	Election of Directors Ratification of Auditors
Virtual Radiologic Corporation	VRAD	92826B104	05/13/2010	Election of Directors Ratification of Auditors Approval of Shareholder Proposal (Voted Against)
Vitran Corporation Inc.	VTNC	92850E107	04/27/2010	Election of Directors Ratification of Auditors
Vivus, Inc.	VVUS	928551100	06/25/2010	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Zygo Corporation	ZIGO	989855101	02/10/2010	Election of Directors Ratification of Auditors

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated August 30, 2010.

PERRITT MICROCAP OPPORTUNITIES FUND, INC.

By:	/s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)